Subsequent events	12 Months Ended
Feb. 28, 2022
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent events
32	Subsequent events
Effective on March 24, 2022, Nasdaq delisted the Company’s Ordinary Shares and Triterras Warrants.